Intangible Assets (Schedule Of Future Amortization Of The Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Abstract]
2013	$ 8,431
2014	6,137
2015	3,108
2016	424
2017
Thereafter
Finite-lived intangible assets	$ 18,100	$ 29,677	$ 58,637